Financial Instruments - Schedule of Financial Instruments, that are Measured at Fair Value through Profit and Loss (Details)	Dec. 31, 2025 USD ($)
Schedule of Financial Instruments Measured at Fair Value through Profit and Loss [Line Items]
Financial liabilities
Level 1 [Member]
Schedule of Financial Instruments Measured at Fair Value through Profit and Loss [Line Items]
Financial liabilities
Level 3 [Member]
Schedule of Financial Instruments Measured at Fair Value through Profit and Loss [Line Items]
Financial liabilities